Exhibit 99.1

World Omni Auto Receivables Trust 2022-C
Monthly Servicer Certificate
June 30, 2025

Dates Covered
Collections Period	06/01/25 - 06/30/25
Interest Accrual Period	06/16/25 - 07/14/25
30/360 Days	30
Actual/360 Days	29
Distribution Date	07/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/25	262,559,028.31	17,065
Yield Supplement Overcollateralization Amount 05/31/25	14,555,558.72	0
Receivables Balance 05/31/25	277,114,587.03	17,065
Principal Payments	12,989,279.90	328
Defaulted Receivables	486,545.32	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/25	13,480,516.57	0
Pool Balance at 06/30/25	250,158,245.24	16,713

Pool Statistics	$ Amount	# of Accounts
Pool Factor	23.47%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	6,277,850.55	290
Past Due 61-90 days	1,880,609.24	94
Past Due 91-120 days	143,541.51	10
Past Due 121+ days	0.00	0
Total	8,302,001.30	394

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.15%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.77%
Delinquency Trigger Occurred	NO

Recoveries	370,894.52
Aggregate Net Losses/(Gains) - June 2025	115,650.80
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.50%
Prior Net Losses/(Gains) Ratio	-0.30%
Second Prior Net Losses/(Gains) Ratio	-0.08%
Third Prior Net Losses/(Gains) Ratio	-0.46%
Four Month Average	-0.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.67%

Overcollateralization Target Amount	5,081,353.05
Actual Overcollateralization	5,081,353.05
Weighted Average Contract Rate	4.77%
Weighted Average Contract Rate, Yield Adjusted	8.80%
Weighted Average Remaining Term	32.84

Flow of Funds	$ Amount
Collections	14,455,687.57
Investment Earnings on Cash Accounts	19,482.23
Servicing Fee	(230,928.82)
Transfer to Collection Account	-
Available Funds	14,244,240.98

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	648,237.91
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	7,319,430.02
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,081,353.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,036,426.50

Total Distributions of Available Funds	14,244,240.98

Servicing Fee	230,928.82
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 06/16/25	257,477,675.26
Principal Paid	12,400,783.07
Note Balance @ 07/15/25	245,076,892.19

Class A-1
Note Balance @ 06/16/25	0.00
Principal Paid	0.00
Note Balance @ 07/15/25	0.00
Note Factor @ 07/15/25	0.0000000%

Class A-2
Note Balance @ 06/16/25	0.00
Principal Paid	0.00
Note Balance @ 07/15/25	0.00
Note Factor @ 07/15/25	0.0000000%

Class A-3
Note Balance @ 06/16/25	113,297,675.26
Principal Paid	12,400,783.07
Note Balance @ 07/15/25	100,896,892.19
Note Factor @ 07/15/25	39.8959637%

Class A-4
Note Balance @ 06/16/25	98,700,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	98,700,000.00
Note Factor @ 07/15/25	100.0000000%

Class B
Note Balance @ 06/16/25	30,350,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	30,350,000.00
Note Factor @ 07/15/25	100.0000000%

Class C
Note Balance @ 06/16/25	15,130,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	15,130,000.00
Note Factor @ 07/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	807,031.41
Total Principal Paid	12,400,783.07
Total Paid	13,207,814.48

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.66000%
Interest Paid	345,557.91
Principal Paid	12,400,783.07
Total Paid to A-3 Holders	12,746,340.98

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7976353
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.2564026
Total Distribution Amount	13.0540379

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.3663816
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	49.0343340
Total A-3 Distribution Amount	50.4007156

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	590.24
Noteholders' Principal Distributable Amount	409.76

Account Balances	$ Amount
Reserve Account
Balance as of 06/16/25	5,058,901.50
Investment Earnings	17,678.24
Investment Earnings Paid	(17,678.24)
Deposit/(Withdrawal)	-
Balance as of 07/15/25	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,576,588.91	$1,610,501.54	$1,878,456.90
Number of Extensions	78	78	86
Ratio of extensions to Beginning of Period Receivables Balance	0.57%	0.55%	0.61%